SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recent Accounting Pronouncements
Decrease in Company's cash provided by (used in) investing activities	$ (10,096)	$ 7,263	$ 17,424
ASU 2016-18
Recent Accounting Pronouncements
Decrease in Company's cash provided by (used in) investing activities	$ 6,200	$ (1,300)